Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands) ($)	Organic Sales Growth(7) (%)
					Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(6) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	8,675,379	23,575,569	1,979,423	3,664,889	164.76	135.27	119,896	7.3
2023	8,738,497	25,228,291	1,969,459	2,431,453	123.19	124.55	90,650	15.0
2022	11,495,237	9,908,982	2,010,130	1,937,603	85.12	117.10	66,377	6.5
2021	6,922,075	5,987,158	1,456,322	1,337,867	106.42	145.84	96,808	13.2
2020	5,923,784	2,235,111	1,234,497	873,597	100.95	122.64	77,258	(15.2)

Company Selected Measure Name	organic sales growth percentage
Named Executive Officers, Footnote	The following table lists the PEO and non-PEO NEOs for 2024, 2023, 2022, 2021 and 2020:

Year	PEO	Non-PEO NEOs
2024	Joe Dziedzic	Diron Smith, John Harris, Payman Khales and Jim Stephens
2023	Joe Dziedzic	Diron Smith, Payman Khales, McAlister Marshall, Kirk Thor, Jason K. Garland and Jennifer M. Bolt
2022	Joe Dziedzic	Jason K. Garland, Jennifer M. Bolt, Carter Houghton and Payman Khales
2021	Joe Dziedzic	Jason K. Garland, Joel Becker, Jennifer M. Bolt and Payman Khales
2020	Joe Dziedzic	Jason K. Garland, Joel Becker, Jennifer M. Bolt and Payman Khales

Peer Group Issuers, Footnote	The Peer Group Total Shareholder Return column shows the value at each year end (including dividend reinvestment, to the extent applicable) of $100 invested on December 31, 2019 in the iShares US Medical Devices EFT, which aligns with the peer group used in our Annual Report on Form 10-K for the year ended December 31, 2024.
PEO Total Compensation Amount	$ 8,675,379	$ 8,738,497	$ 11,495,237	$ 6,922,075	$ 5,923,784
PEO Actually Paid Compensation Amount	$ 23,575,569	25,228,291	9,908,982	5,987,158	2,235,111
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” (“CAP”) to the PEO computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation for each year to determine the CAP:

PEO Summary Compensation Table Total to CAP Reconciliation
Year	Reported Summary Compensation Table Total for PEO ($)	Minus: Reported Summary Compensation Table Value of Equity Awards ($)(i)	Plus: Equity Award Adjustments ($)(ii)	Compensation Actually Paid to PEO ($)
2024	8,675,379	5,499,932	20,400,122	23,575,569
2023	8,738,497	5,499,971	21,989,765	25,228,291
2022	11,495,237	9,499,913	7,913,658	9,908,982
2021	6,922,075	4,999,987	4,065,070	5,987,158
2020	5,923,784	3,999,827	311,154	2,235,111
(i)The amounts included in this column are the amounts reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.
(ii)The equity award adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the equity award adjustments for the PEO are provided in the table below.

	Equity Award Adjustments
Year	Year End Fair Value of Awards Granted in the Year that remain Outstanding and Unvested as of the last day of the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Year over Year Change in Fair Value of Awards Forfeited in the Year ($)	Total Equity Award Adjustments ($)
2024	9,928,649	7,805,466	—	2,666,007	—	20,400,122
2023	10,980,109	10,867,269	—	142,387	—	21,989,765
2022	9,186,691	(1,142,928)	—	(130,105)	—	7,913,658
2021	5,445,154	(749,219)	—	(17,090)	(613,775)	4,065,070
2020	2,464,848	(684,423)	422,432	31,218	(1,922,921)	311,154

Non-PEO NEO Average Total Compensation Amount	$ 1,979,423	1,969,459	2,010,130	1,456,322	1,234,497
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,664,889	2,431,453	1,937,603	1,337,867	873,597
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEO) in the “Total” column of the Summary Compensation Table in each applicable year.
(4)The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid:

Average Non-PEO Summary Compensation Table Total to CAP Reconciliation
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Minus: Average Reported Summary Compensation Table Value of Equity Awards for Non-PEO NEOs ($)(i)	Plus: Equity Award Adjustments ($)(ii)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,979,423	1,063,635	2,749,101	3,664,889
2023	1,969,459	1,109,127	1,571,121	2,431,453
2022	2,010,130	1,268,704	1,196,177	1,937,603
2021	1,456,322	783,699	665,244	1,337,867
2020	1,234,497	578,389	217,489	873,597
(i)The averages included in this column are based on the amounts reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.
(ii)The equity award adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments are provided in the table below.

	Equity Award Adjustments
Year	Year End Fair Value of Awards Granted in the Year that remain Outstanding and Unvested as of the last day of the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Year over Year Change in Fair Value of Awards Forfeited in the Year ($)	Total Equity Award Adjustments ($)
2024	1,844,170	798,644	—	106,287	—	2,749,101
2023	1,227,905	767,392	—	14,797	(438,973)	1,571,121
2022	1,395,706	(169,918)	—	(29,611)	—	1,196,177
2021	853,474	(107,547)	—	12,013	(92,696)	665,244
2020	356,455	(99,293)	61,055	(16,212)	(84,516)	217,489

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Pay and Company TSR
The following describes the relationship between NEO CAP and TSR for the Company.
•For the year 2020, stock price increased during the year from $80.43 to $81.19. This generally increased the value of the prior years’ grants contributing to a higher CAP than had stock price remained flat. However, the year-end stock price was less than the stock price on the date of the annual grant, $85.40, resulting in less than the grant date fair value being included in CAP for the then current year’s grants.
•For the year 2021, stock price increased during the year from $81.19 to $85.59. This generally increased the value of the prior years’ grants contributing to a higher CAP than had the stock price remained flat. Additionally, the year-end stock price was higher than the stock price on the date of the annual grant, $79.05, resulting in more than the grant date fair value being included in CAP for the then current year’s grants.
•For the year 2022, stock price decreased during the year from $85.59 to $68.46. This generally decreased the value of prior years’ grants contributing to a lower CAP than had the stock price remained flat. Additionally, the year-end stock price was less than the stock price on the date of the annual grant, $79.76, resulting in less than the grant date fair value being included in CAP for the then current year’s grants.
•For the year 2023, stock price increased during the year from $68.46 to $99.08. This generally increased the value of the prior years’ grants contributing to a higher CAP than had the stock price remained flat. Additionally, the year-end stock price was higher than the stock price on the date of the annual grant, $74.21, resulting in more than the grant date fair value being included in CAP for the then current year’s grants.
•For the year 2024, stock price increased during the year from $99.08 to $132.52. This generally increased the value of the prior years’ grants contributing to a higher CAP than had the stock price remained flat. Additionally, the year-end stock price was higher than the stock price on the date of the annual grant, $103.99, resulting in more than the grant date fair value being included in CAP for the then current year’s grants.
Additionally, the following components of our executive compensation program provide a further connection between TSR and CAP.
•One-third of our regular annual long-term incentive award for each of our NEOs is based on our relative TSR performance versus the peer group used for executive compensation benchmarking purposes, as listed in the Competitive Market Review section of the CD&A. In order to vest at target our three-year TSR performance must be at the 55th percentile of this peer group. The Compensation Actually Paid reflects the year-end valuation, based on expected payout, for awards unvested at year-end, and the actual value at payout when awards vest.
•In addition to a two-year service-based vesting condition, the special award granted to our CEO in March 2022 required that the 20 consecutive trading day average of our stock price reach $100 for target payout, and $120 for maximum payout, representing increases of 28% and 54%, respectively, over the $78.09 closing stock price on the date of grant. In 2024, the target payout was achieved on January 19, 2024, the maximum payout was achieved on June 11, 2024, and the two-year service-based vesting condition was met on March 11, 2024. Therefore, the special award fully vested at the maximum payout and contributed to a higher level of CAP for 2024 for our PEO than had the award not vested in 2024. For more information regarding this award, please see the “Vesting of 2022 Equity-Based Performance Units for Mr. Dziedzic” section of the CD&A.

Compensation Actually Paid vs. Net Income
Relationship Between Pay and Net Income
The following describes the relationship between NEO CAP and net income for the Company. Net Income is not a metric in our incentive plans, however, a closely correlated measure, STI AOI, was used to fund our short-term incentive plan in 2020, 2021, 2022, 2023 and 2024. The Company sets its target achievement level based on a realistic but challenging goal, intended to drive stockholder value growth.
•For the year 2020, STI AOI was less than target. Therefore, the Compensation Committee used their discretion to assign an 80.0% payout factor contributing to a lower level of CAP than had target performance been achieved.
•For the year 2021, STI AOI was less than target. Therefore, the Compensation Committee applied the plan formula to assign a 78.1% payout factor contributing to a lower level of CAP than had target performance been achieved.
•For the year 2022, STI AOI was less than target. Therefore, the Compensation Committee applied the plan formula to assign a 58.3% payout factor contributing to a lower level of CAP than had target performance been achieved.
•For the year 2023, STI AOI was more than target. Therefore, the Compensation Committee applied the plan formula to assign a 141.7% payout factor contributing to a higher level of CAP than had target performance been achieved.
•For the year 2024, STI AOI was more than target. Therefore, the Compensation Committee applied the plan formula to assign a 133.35% payout factor contributing to a higher level of CAP than had targeted performance been achieved.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Pay and Company-Selected Performance Measure
The following describes the relationship between the PEO CAP and the Average Non-PEO NEO CAP (collectively referred to as “NEO CAP”) and organic sales growth percentage (Integer’s company selected measure) for the Company. This metric is used in our PSU awards.
•Generally, as our organic sales growth performance exceeds or is projected to exceed target performance, CAP will increase (holding share price constant), and when organic sales growth is less than or is projected to be less than target performance, CAP will decrease (holding share price constant).
•For the year 2020, the decline in organic sales resulted in the forfeiture of the three-year revenue PSUs granted in 2018, the expected forfeiture of the 2019 revenue PSUs and the reduced forecast for payout of the 2020 revenue PSUs, contributing to a significantly lower level of CAP than had the performance expected at the start of the year been achieved.
•For the year 2021, although organic sales growth improved, the growth did not recover enough from the prior year’s decline to prevent a revised forecast of forfeiture for the 2020 revenue PSUs, which previously were forecasted to have a partial payout, contributing to a lower level of CAP than had the performance expected at the start of the year been achieved.
•The Company did not grant revenue PSUs in 2021 but resumed granting revenue PSUs in 2022.
•For the year 2022, organic sales growth performance did not recover enough to result in any payout of the 2020 revenue PSUs, and they were ultimately forfeited.
•For the year 2023, organic sales growth exceeded target and therefore, the projected payout of the 2022 revenue PSUs improved contributing to a higher level of CAP than had target performance been achieved.
•For the year 2024, organic sales growth exceeded target and therefore, the projected payout of the 2023 revenue PSUs improved contributing to a higher level of CAP than had targeted performance been achieved.

Tabular List, Table

Organic Sales Growth*
Relative TSR*
STI AOI*
Quality CLA Rate
Inventory Days-On-Hand
On-Time Delivery-to-Promise
	* Indicates a financial performance metric.
Total Shareholder Return Amount	$ 164.76	123.19	85.12	106.42	100.95
Peer Group Total Shareholder Return Amount	135.27	124.55	117.10	145.84	122.64
Net Income (Loss)	$ 119,896,000	$ 90,650,000	$ 66,377,000	$ 96,808,000	$ 77,258,000
Company Selected Measure Amount	0.073	0.150	0.065	0.132	(0.152)
PEO Name	Joe Dziedzic	Joe Dziedzic	Joe Dziedzic	Joe Dziedzic	Joe Dziedzic
Additional 402(v) Disclosure	The Total Shareholder Return column shows the value at each year end (including dividend reinvestment, to the extent applicable) of $100 invested in our common stock on December 31, 2019.
Measure:: 1
Pay vs Performance Disclosure
Name	Organic Sales Growth*
Non-GAAP Measure Description	Organic Sales Growth is reported sales growth adjusted to remove the impact of foreign currency, acquisitions and strategic exits. To calculate the impact of foreign currency on sales growth rates, we convert any sale made in a foreign currency by converting current period sales into prior period sales using the exchange rate in effect at that time and then compare the two, negating any effect foreign currency had on our transactional revenue. For acquisitions, we exclude the impact on the growth rate attributable to the contribution of acquisitions in all periods where there were no comparable sales. For strategic exits, for all periods presented we exclude the impact on the growth rate attributable to sales from the market being exited.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR*
Measure:: 3
Pay vs Performance Disclosure
Name	STI AOI*
Measure:: 4
Pay vs Performance Disclosure
Name	Quality CLA Rate
Measure:: 5
Pay vs Performance Disclosure
Name	Inventory Days-On-Hand
Measure:: 6
Pay vs Performance Disclosure
Name	On-Time Delivery-to-Promise
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,499,932)	$ (5,499,971)	$ (9,499,913)	$ (4,999,987)	$ (3,999,827)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,400,122	21,989,765	7,913,658	4,065,070	311,154
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,928,649	10,980,109	9,186,691	5,445,154	2,464,848
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,805,466	10,867,269	(1,142,928)	(749,219)	(684,423)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	422,432
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,666,007	142,387	(130,105)	(17,090)	31,218
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(613,775)	(1,922,921)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,063,635	1,109,127	1,268,704	783,699	578,389
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,749,101	1,571,121	1,196,177	665,244	217,489
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,844,170	1,227,905	1,395,706	853,474	356,455
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	798,644	767,392	(169,918)	(107,547)	(99,293)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	61,055
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	106,287	14,797	(29,611)	12,013	(16,212)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (438,973)	$ 0	$ (92,696)	$ (84,516)